FAIR VALUE DISCLOSURES (Fair Value Measurement Reconciliation for All Levels) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Total Gains Losses Realized Unrealized Included In [Abstract]
Gain (Loss) on Investments	$ 16	$ (20)	$ (58)
Transfers into level 3		99
Transfers into level 3	(62)	(125)
Level 3 Assets And Liabilities Still Held
Total Gains Losses Realized Unrealized Included In [Abstract]
Gain (Loss) on Investments	20
Level 3
Total Gains Losses Realized Unrealized Included In [Abstract]
Gain (Loss) on Investments		36
Net Derivative Gains (losses)	125	1,065
Other comprehensive income (loss)	20	30
Transfers into level 3	25
Public corporate | Level 3 Assets And Liabilities Still Held
Total Gains Losses Realized Unrealized Included In [Abstract]
Other comprehensive income (loss)	11
Public corporate | Level 3
Total Gains Losses Realized Unrealized Included In [Abstract]
Beginning Balance	(420)	(380)	(291)
Investment Income, Net	0	3	2
Gain (Loss) on Investments	1	2	3
Subtotal	1	5	5
Other comprehensive income (loss)	7	(25)	6
Purchases	572	60	162
Sales	(142)	(38)	(30)
Transfers into level 3	25	99	15
Transfers into level 3	(38)	(61)	(69)
Closing Balance	(845)	(420)	(380)
States and political subdivisions | Level 3 Assets And Liabilities Still Held
Total Gains Losses Realized Unrealized Included In [Abstract]
Other comprehensive income (loss)	(1)	(2)
States and political subdivisions | Level 3
Total Gains Losses Realized Unrealized Included In [Abstract]
Beginning Balance	(45)	(47)	(46)
Investment Income, Net	0	0	0
Gain (Loss) on Investments	0	0	0
Subtotal	0	0	0
Other comprehensive income (loss)	(2)	(1)	2
Purchases	0	0	0
Sales	(1)	(1)	(1)
Transfers into level 3	0	0	0
Transfers into level 3	0	0	0
Closing Balance	(42)	(45)	(47)
Foreign governments | Level 3
Total Gains Losses Realized Unrealized Included In [Abstract]
Beginning Balance	(1)	0	0
Investment Income, Net	0	0	0
Gain (Loss) on Investments	0	0	0
Subtotal	0	0	0
Other comprehensive income (loss)	0	0	0
Purchases	0	1	0
Sales	0	0	0
Transfers into level 3	0	0	0
Transfers into level 3	(1)	0	0
Closing Balance	0	(1)	0
Commercial mortgage-backed | Level 3 Assets And Liabilities Still Held
Total Gains Losses Realized Unrealized Included In [Abstract]
Other comprehensive income (loss)	9	61
Commercial mortgage-backed | Level 3
Total Gains Losses Realized Unrealized Included In [Abstract]
Beginning Balance	(503)	(715)	(700)
Investment Income, Net	0	1	2
Gain (Loss) on Investments	(67)	(38)	(89)
Subtotal	(67)	(37)	(87)
Other comprehensive income (loss)	14	64	135
Purchases	0	0	0
Sales	(87)	(175)	(20)
Transfers into level 3	0	0	0
Transfers into level 3	(14)	(64)	(13)
Closing Balance	(349)	(503)	(715)
Residential Mortgage Backed Securities | Level 3
Total Gains Losses Realized Unrealized Included In [Abstract]
Beginning Balance	0	(2)	(4)
Investment Income, Net	0	0	0
Gain (Loss) on Investments	0	0	0
Subtotal	0	0	0
Other comprehensive income (loss)	0	0	0
Purchases	0	0	0
Sales	0	(2)	(2)
Transfers into level 3	0	0	0
Transfers into level 3	0	0	0
Closing Balance	0	0	(2)
Asset-backed Securities | Level 3
Total Gains Losses Realized Unrealized Included In [Abstract]
Beginning Balance	(40)	(53)	(83)
Investment Income, Net	0	0	0
Gain (Loss) on Investments	0	0	0
Subtotal	0	0	0
Other comprehensive income (loss)	1	(4)	7
Purchases	0	0	0
Sales	(8)	(9)	(37)
Transfers into level 3	0	0	0
Transfers into level 3	(9)	0	0
Closing Balance	(24)	(40)	(53)
Redeemable preferred stock | Level 3
Total Gains Losses Realized Unrealized Included In [Abstract]
Beginning Balance	0	0	(15)
Investment Income, Net	0	0	0
Gain (Loss) on Investments	0	0	0
Net Derivative Gains (losses)	0	0	0
Subtotal	0	0	0
Other comprehensive income (loss)	0
Purchases	1	0	0
Sales	0	0	(15)
Settlements	0	0	0
Activities related to VIEs	0
Transfers into level 3	0	0	0
Transfers into level 3	0	0	0
Closing Balance	(1)	0	0
Contingent Payment Arrangements | Level 3
Total Gains Losses Realized Unrealized Included In [Abstract]
Beginning Balance	(31)	(42)	(38)
Investment Income, Net	0	0	0
Gain (Loss) on Investments	0	0	0
Net Derivative Gains (losses)	0	0	0
Subtotal	0	0	0
Other comprehensive income (loss)	0
Purchases	11	0	9
Sales	0	(11)	(5)
Settlements	(24)	0	0
Activities related to VIEs	0
Transfers into level 3	0	0	0
Transfers into level 3	0	0	0
Closing Balance	(18)	(31)	(42)
Other equity investments | Level 3
Total Gains Losses Realized Unrealized Included In [Abstract]
Beginning Balance	(49)	(61)	(52)
Investment Income, Net	0	0	3
Gain (Loss) on Investments	0	5	1
Net Derivative Gains (losses)	0	0	0
Subtotal	0	5	4
Other comprehensive income (loss)	(2)
Purchases	0	1	8
Sales	0	(20)	(1)
Settlements	0	0	0
Activities related to VIEs	20
Transfers into level 3	0	0	0
Transfers into level 3	(56)	0	(2)
Closing Balance	(11)	(49)	(61)
Gmib Reinsurance | Level 3 Assets And Liabilities Still Held
Total Gains Losses Realized Unrealized Included In [Abstract]
Net Derivative Gains (losses)	(262)	(316)
Gmib Reinsurance | Level 3
Total Gains Losses Realized Unrealized Included In [Abstract]
Beginning Balance	(10,585)	(10,725)	(6,758)
Investment Income, Net	0	0	0
Gain (Loss) on Investments	0	0	0
Net Derivative Gains (losses)	(262)	(316)	3,855
Subtotal	(262)	(316)	3,855
Other comprehensive income (loss)	0
Purchases	223	229	225
Sales	(230)	(53)	(113)
Settlements	0	0	0
Activities related to VIEs	0
Transfers into level 3	0	0	0
Transfers into level 3	0	0	0
Closing Balance	(10,316)	(10,585)	(10,725)
Separate Accounts | Level 3 Assets And Liabilities Still Held
Total Gains Losses Realized Unrealized Included In [Abstract]
Gain (Loss) on Investments	20
Separate Accounts | Level 3
Total Gains Losses Realized Unrealized Included In [Abstract]
Beginning Balance	(313)	(260)	(237)
Investment Income, Net	0	0	0
Gain (Loss) on Investments	19	36	15
Net Derivative Gains (losses)	0	0	0
Subtotal	19	36	15
Other comprehensive income (loss)	0
Purchases	10	26	16
Sales	0	(2)	(3)
Settlements	(7)	(5)	(5)
Activities related to VIEs	0
Transfers into level 3	1	0	0
Transfers into level 3	(23)	(2)	0
Closing Balance	(313)	(313)	(260)
GIB and GWBL and Other Features | Level 3
Total Gains Losses Realized Unrealized Included In [Abstract]
Beginning Balance	5,172	4,150	2,025
Investment Income, Net	0	0	0
Gain (Loss) on Investments	0	0	0
Net Derivative Gains (losses)	137	(749)	(1,874)
Subtotal	137	(749)	(1,874)
Other comprehensive income (loss)	0
Purchases	(317)	(274)	(251)
Sales	4	1	0
Settlements	0	0	0
Activities related to VIEs	0
Transfers into level 3	0	0	0
Transfers into level 3	0	0	0
Closing Balance	5,348	5,172	$ 4,150
GMxB derivative features' liability | Level 3 Assets And Liabilities Still Held
Total Gains Losses Realized Unrealized Included In [Abstract]
Net Derivative Gains (losses)	137	(749)
Total Debt Maturities Available For Sale | Level 3
Total Gains Losses Realized Unrealized Included In [Abstract]
Other comprehensive income (loss)	$ 20	$ 30